SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended
	Sep. 30, 2025 USD ($) Integer	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)
Accounting Policies [Abstract]
Allowances for credit losses	$ 13,127		$ 13,127
Credit losses	0	$ 0
Impairment loss	0	$ 0
Uncertain tax positions	$ 0		$ 0
Number of Reportable Segments | Integer	1